Derivatives - Notional contract amounts and fair value of derivatives by product contract type (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	£ 19,752,646	£ 16,449,409
Nominal contract amount of hedging instruments	90,604	76,879
Fair value of trading assets	£ 263,263	£ 237,243
Fair value of hedging assets	1,387	918
Fair value of derivative assets	198,172	174,116
Fair value of trading liabilities	(262,291)	(234,386)
Fair value of hedging liabilities	(1,269)	(1,133)
Fair value of derivative liabilities	(197,082)	(171,474)
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Amounts offset on derivative liabilities	66,478	64,045
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Amounts offset on derivative assets	(66,478)	(64,045)
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	£ 8,561,853	£ 6,601,151
Nominal contract amount of hedging instruments	2,450	1,799
Fair value of trading assets	£ 97,566	£ 68,197
Fair value of hedging assets	164	62
Gross total fair values of derivative assets	97,730	68,259
Fair value of trading liabilities	(94,941)	(66,691)
Fair value of hedging liabilities	(15)	(17)
Gross total fair values of derivative liabilities	(94,956)	(66,708)
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	£ 10,366,996	£ 9,113,678
Nominal contract amount of hedging instruments	88,154	75,080
Fair value of trading assets	£ 147,830	£ 154,860
Fair value of hedging assets	1,223	856
Gross total fair values of derivative assets	149,053	155,716
Fair value of trading liabilities	(147,073)	(151,077)
Fair value of hedging liabilities	(1,254)	(1,116)
Gross total fair values of derivative liabilities	(148,327)	(152,193)
Equities
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	£ 625,520	£ 543,083
Nominal contract amount of hedging instruments	0	0
Fair value of trading assets	£ 14,002	£ 11,503
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	14,002	11,503
Fair value of trading liabilities	(16,466)	(13,937)
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	(16,466)	(13,937)
Credit
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	£ 104,660	£ 115,062
Nominal contract amount of hedging instruments	0	0
Fair value of trading assets	£ 1,408	£ 1,099
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	1,408	1,099
Fair value of trading liabilities	(1,516)	(1,356)
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	(1,516)	(1,356)
Commodity and other
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	£ 93,617	£ 76,435
Nominal contract amount of hedging instruments	0	0
Fair value of trading assets	£ 2,457	£ 1,584
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	2,457	1,584
Fair value of trading liabilities	(2,295)	(1,325)
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	£ (2,295)	£ (1,325)